Stock-Based Compensation - Weighted Average Estimated Fair Value of Stock Option Granted and Assumptions Utilized by Company for Newly Issued Grants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Estimated fair value	$ 12.23	$ 11.38	$ 12.13
Risk-free interest rates	1.70%	1.70%	1.00%
Dividend yield	2.60%	2.60%	2.60%
Stock volatility factor	0.37%	0.38%	0.49%
Expected life of options (in years)	5 years 6 months	5 years 6 months	5 years 6 months